Expense Example - Consumer Services UltraSector ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	170	526	907	1,976	270	829	1,415	3,003